November 14, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	SBL Fund (File Nos. 002-59353 and 811-02753)

Security Equity Fund (File Nos. 002-19458 and 811-01136)

Security Income Fund (File Nos. 002-38414 and 811-02120)

Security Large Cap Value Fund (File Nos. 002-12187 and 811-00487)

Security Mid Cap Growth Fund (File Nos. 002-32791 and 811-01316) (each a “Company,” and collectively, the “Companies”)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary proxy statement and form of proxy (“Proxy Materials”) for a special meeting of shareholders (“Meeting”) to be held on January 8, 2014.

The Meeting is being held for the purpose of asking shareholders of the series of the Companies (the “Funds”) to vote (i) to elect nominees to the Boards of Directors of the Companies; (ii) to approve the reorganization of the Funds from Kansas corporations to Delaware trusts; and (iii) to approve changes to the Funds’ fundamental investment policies.

No fee is required in connection with this filing. Definitive copies of the Proxy Materials are expected to be mailed to shareholders starting on or about December 2, 2013. Please call Julien Bourgeois at Dechert LLP at 202.261.3451 or Stephen T. Cohen at Dechert LLP at 202.261.3304 with any questions or comments regarding this filing, or if they may assist you in any way.

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Very truly yours,

/s/ Amy J. Lee

Amy J. Lee
Secretary and Senior Vice President
Security Investors, LLC